CONCENTRATIONS	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS

22. CONCENTRATIONS

For the year ended December 31, 2025, 2024 and 2023, no single customer accounted for greater than 10% of total revenues in 2025 and 2024, one customer accounted for greater than 10% of total revenues in 2023. For the year ended December 31, 2025, 2024 and 2023, the Company’s top five customers accounted for 18%, 22% and 30% of the Company’s revenues, respectively.

The Company’s top five accounts receivable accounted for 26% and 45% of accounts receivable as of December 31, 2025 and 2024, respectively. No single customer accounted for greater than 10% of accounts receivable as of December 31, 2025. Two customers each accounted for greater than 10% of accounts receivable as of December 31, 2024.

For the year ended December 31, 2025, 2024 and 2023, approximately 83%, 78% and 59%, respectively, of total inventory purchases were from five unrelated suppliers. Two suppliers each accounted for greater than 10% of total inventory purchases in 2025, one and two suppliers accounted for greater than 10% of total inventory purchases in 2024 and 2023, respectively.